Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

NOTE 6 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following as of December 31, 2021 and 2020:

(in thousands)	2021	2020
Prepaid equipment and parts	$6,578	$—
Prepaid royalties	5,119	1,255
Prepaid insurance	4,852	112
Other prepaid expenses	4,676	3,363
Total	$21,225	$4,730